Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	$ 13,179	$ 8,058
Future Policy Benefits	57,266	57,751
Policy and Contract Claims	1,434	1,529
Unearned Premiums	60	68
Premiums and Policy Fees	8,065	8,688	$ 7,215
Net Investment Income	9,576	11,672	10,516
Other income	1,025	1,175	1,072
Benefits	11,028	11,599	10,130
Amortization of Deferred Policy Acquisition Costs and Value of New Business	1,431	1,057	543
Other Operating Expenses	3,225	3,106	2,947
Individual Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	6,015	2,660
Future Policy Benefits	2,321	2,904
Policy and Contract Claims	42	30
Unearned Premiums	0	0
Premiums and Policy Fees	1,066	1,152	1,013
Net Investment Income	3,872	4,356	4,154
Other income	463	592	577
Benefits	2,541	2,381	2,170
Amortization of Deferred Policy Acquisition Costs and Value of New Business	1,057	806	523
Other Operating Expenses	936	1,049	1,011
Group Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	1,657	727
Future Policy Benefits	351	471
Policy and Contract Claims	1	1
Unearned Premiums	0	0
Premiums and Policy Fees	470	544	462
Net Investment Income	1,976	2,396	2,193
Other income	312	337	275
Benefits	1,242	1,227	1,200
Amortization of Deferred Policy Acquisition Costs and Value of New Business	102	67	7
Other Operating Expenses	705	722	741
Life Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	5,468	4,644
Future Policy Benefits	15,515	16,965
Policy and Contract Claims	1,229	1,369
Unearned Premiums	54	62
Premiums and Policy Fees	3,362	2,953	2,909
Net Investment Income	1,386	1,614	1,520
Other income	126	110	96
Benefits	3,562	3,597	3,593
Amortization of Deferred Policy Acquisition Costs and Value of New Business	266	178	8
Other Operating Expenses	799	842	764
Institutional Markets
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	39	27
Future Policy Benefits	16,307	14,194
Policy and Contract Claims	40	59
Unearned Premiums	0	0
Premiums and Policy Fees	3,085	3,953	2,757
Net Investment Income	1,017	1,134	917
Other income	3	2	2
Benefits	3,683	4,394	3,167
Amortization of Deferred Policy Acquisition Costs and Value of New Business	6	6	5
Other Operating Expenses	105	108	117
Corporate & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs and Value of New Business	0	0
Future Policy Benefits	22,772	23,217
Policy and Contract Claims	122	70
Unearned Premiums	6	6
Premiums and Policy Fees	82	86	74
Net Investment Income	1,325	2,172	1,732
Other income	121	134	122
Benefits	0	0	0
Amortization of Deferred Policy Acquisition Costs and Value of New Business	0	0	0
Other Operating Expenses	$ 680	$ 385	$ 314